OTHER OPERATING EXPENSE, NET	12 Months Ended
Dec. 31, 2019
OTHER OPERATING EXPENSE, NET
OTHER OPERATING EXPENSE, NET

8.    OTHER OPERATING EXPENSE, NET

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Government grants(i)	4,893	7,539	6,911
Ineffective portion of change in fair value of cash flow hedges	(813)	(1,978)	(222)
Net realized and unrealized (loss)/gain on derivative financial instruments not qualified as hedging	(909)	191	(4,384)
Impairment losses on long-lived assets (ii)	(21,258)	(6,281)	(345)
Loss on disposal of property, plant, equipment and other non-current assets, net	(1,518)	(1,526)	(1,918)
Fines, penalties and compensations	(89)	(276)	(173)
Donations	(152)	(180)	(209)
Gain on remeasurement of interests in the Shanghai SECCO (Note 35)	3,941	—	—
Others	(649)	(2,849)	(96)
	(16,554)	(5,360)	(436)

Note:

(i)

Government grants for the years ended December 31, 2017, 2018 and 2019 primarily represent financial appropriation income and non-income tax refunds received from respective government agencies without conditions or other contingencies attached to the receipts of the grants.

(ii)

Impairment losses recognized on long-lived assets of the exploration and production (“E&P”) segments were RMB 13,556, RMB 4,274 and RMB 3 for the years ended December 31, 2017, 2018 and 2019, respectively. The impairment comprised RMB 12,611 RMB 4,274 on property, plant and equipment for the years ended December 31, 2017 and 2018, respectively, RMB 907 on investment in joint venture, RMB 21 on construction in progress and RMB 17 on available for sale financial assets for the year ended December 31, 2017, and RMB 3 on prepayments for the year ended December 31, 2019. E&P segment determines recoverable amounts of property, plant and equipment relating to oil and gas producing activities, which include significant judgements and assumptions. The recoverable amounts were determined based on the present values of the expected future cash flows of the assets using a pre-tax discount rate of 10.47%, 10.47% and 10.47% for the years ended December 31, 2017, 2018 and 2019, respectively. Further future downward revisions to the Group’s oil price outlook would lead to further impairments which, in aggregate, are likely to be material. It is estimated that a general decrease of 5% in oil price, with all other variables held constant, would result in additional impairment loss on the Group's properties, plant and equipment relating to oil and gas producing activities by approximately RMB 184. It is estimated that a general increase of 5% in operating cost, with all other variables held constant, would result in additional impairment loss on the Group's properties, plant and equipment relating to oil and gas producing activities by approximately RMB 180. It is estimated that a general increase of 5% in discount rate, with all other variables held constant, would result in additional impairment loss on the Group's properties, plant and equipment relating to oil and gas producing activities by approximately RMB 7. The primary factor resulting in the E&P segment impairment loss for the year ended December 31, 2018 was downward revision of oil and gas reserve in certain fields. The primary factors resulting in the E&P segment impairment loss for the year ended December 31, 2017 was downward revision of oil and gas reserve due to price change and high operating and development cost for certain oil fields.

Impairment losses recognized for the chemicals segment were RMB 4,922, RMB 1,374 and RMB 17 for the years ended December 31, 2017, 2018 and 2019, respectively, and comprised of impairment losses of RMB 4,779, RMB 1,252 and RMB 4 on property, plant and equipment for the years ended December 31, 2017, 2018 and 2019, respectively, RMB 143, RMB 25 and RMB 29 on construction in progress for the years ended December 31, 2017, 2018 and 2019, respectively, RMB 97 on entrusted loans for the year ended December 31, 2018 and written back RMB 16 on entrusted loans for the year ended December 31, 2019. Impairment losses recognized for the refining segment were RMB 1,894, RMB 353 and RMB 245 for the years ended December 31, 2017, 2018 and 2019, respectively, and comprised of impairment losses of RMB 1,836, RMB 353 and RMB 140 on property, plant and equipment for the years ended December 31, 2017, 2018 and 2019, respectively, RMB 47 and RMB 105 on construction in progress for the years ended December 31 2017 and 2019, respectively, RMB 1 on intangible assets and RMB 10 for investment in associates for the year ended December 31, 2017. These impairment losses relate to certain refining and chemicals production facilities that are held for use for the years ended December 31, 2017, 2018 and 2019. The carrying values of these facilities were written down to their recoverable amounts that were primarily determined based on the asset held for use model using the present value of estimated future cash flows of the production facilities using the pre-tax discount rates for the years ended December 31, 2017, 2018 and 2019, respectively. The primary factor resulting in the impairment losses on long-lived assets of the refining and chemicals segment for the years ended December 31, 2017, 2018 and 2019, were due to the suspension of operations of certain production facilities. Evidence indicates the economic performance of certain production facilities are worse than expected also contributed to the written down of assets in the chemical segments for the years ended December 31, 2018 and 2019.

Impairment losses recognized on long-lived assets of the marketing and distribution segment were RMB 675, RMB 264 and RMB 80 for the years ended December 31, 2017, 2018 and 2019 respectively. The impairment comprised of impairment losses of RMB 597, RMB 254 and RMB 52 on property, plant and equipment for the years ended December 31, 2017, 2018 and 2019, respectively, impairment losses of RMB 19, RMB 7 on investments in associates and joint ventures for the years ended December 31, 2017 and 2018, respectively, impairment losses of RMB 41, RMB 3 and RMB 1 on construction in progress for the year ended December 31, 2017, 2018 and 2019, respectively, impairment losses of RMB 12 on lease prepayments for the year ended December 31, 2017, impairment losses of RMB 6 on intangible assets for the year ended December 31, 2017, primarily relate to certain service stations and certain construction in progress that were closed or abandoned during respective years, and impairment losses of RMB 27 on prepayments for the year ended December 31, 2019. In measuring the amounts of impairment charges, the carrying amounts of these assets were compared to the present value of the expected future cash flows of the assets, as well as information about sales and purchases of similar properties in the same geographic area.

Impairment loss recognized on long-lived assets of the corporate and others segment was RMB 211, RMB 16 for the years ended December 31, 2017 and 2018. The impairment comprised of impairment loss of RMB 13 and RMB 16 on property, plant and equipment for the years ended December 31, 2017 and 2018, and impairment of RMB 198 on goodwill for the year ended December 31, 2017.